Note 6 - Prepaid Expenses - Prepaid Expenses (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepaid software licenses	$ 45,424	$ 36,424	$ 28,314
Prepaid insurance costs	20,437	16,746	11,179
Trade show advances	24,848	18,707	22,728
Prepaid rent	0	27,043	0
Prepaid office and other costs	57,743	38,772	18,836
Total prepaid expenses	$ 148,452	$ 137,692	$ 81,057